Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Core Deposits [Member]	Dec. 31, 2011 Core Deposits [Member]	Mar. 31, 2009 Core Deposits [Member]	Dec. 31, 2012 Commission Residual [Member]	Dec. 31, 2011 Commission Residual [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,681	$ 3,681	$ 3,081	$ 3,081	$ 600	$ 600	$ 600
Accumulated Amortization	3,523	3,346	3,078	3,017		445	329
Total	158	335	3	64		155	271
Amortization expense	177	292
Amortization expense for future fiscal years:
2013	118		2			116
2014	$ 40		$ 1			$ 39